T. ROWE PRICE Institutional High Yield Fund
February 28, 2025 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed
Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,923 2,050
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 149 169
Total Asset-Backed Securities
(Cost $2,215) 2,219
BANK LOANS  5.3% (2)
Airlines  0.1%
AAdvantage Loyalty IP, FRN, 3M
TSFR + 4.75%, 9.305%, 4/20/28  1,915 1,954
1,954
Automotive  0.1%
Clarios Global, FRN, 1M TSFR +
2.75%, 7.074%, 1/28/32  2,425 2,419
2,419
Broadcasting  0.2%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.139%, 10/11/29 (3) 1,550 1,519
Townsquare Media, FRN, 1M TSFR
+ 5.00%, 9.323%, 2/6/30 (4) 2,555 2,427
3,946
Cable Operators  0.7%
CSC Holdings, FRN, 1M TSFR +
2.50%, 7.173%, 4/15/27 (5) 2,845 2,677
CSC Holdings, FRN, 1M TSFR +
4.50%, 8.812%, 1/18/28  5,472 5,370
Radiate Holdco, FRN, 1M TSFR +
3.25%, 7.688%, 9/25/26  4,209 3,658
11,705
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 8.689%, 4/23/29  3,982 3,850
3,850
Energy  0.2%
Prairie Acquiror, FRN, 1M TSFR +
4.25%, 8.574%, 8/1/29  2,892 2,916
2,916
Financial  0.4%
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.574%,
10/6/28 (5) 830 833
TIH Insurance Holdings, FRN, 3M
TSFR + 4.75%, 9.079%, 5/6/32  6,274 6,362
7,195
Information Technology  1.1%
Ellucian Holdings, FRN, 1M TSFR +
3.00%, 7.324%, 10/9/29  1,010 1,009
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 9.074%, 11/22/32  5,299 5,395
Par/Shares $ Value
(Amounts in 000s)
‡
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 3.25%,
10/28/30 (5) 2,491 2,499
Project Alpha Intermediate
Holding, FRN, 1M TSFR + 5.00%,
11/21/32 (5) 5,165 5,181
RealPage, FRN, 3M TSFR + 3.75%,
8.079%, 4/24/28  4,050 4,064
18,148
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.438%, 3/9/27  1,875 1,789
1,789
Services  0.5%
Ascend Learning, FRN, 1M TSFR +
5.75%, 10.174%, 12/10/29 (5) 4,708 4,697
CoreLogic, FRN, 1M TSFR + 6.50%,
10.938%, 6/4/29  3,600 3,494
8,191
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 5.25%,
9.688%, 1/31/28  21,924 21,414
Asurion, FRN, 1M TSFR + 5.25%,
9.688%, 1/20/29  7,218 6,993
28,407
Total Bank Loans (Cost $91,022) 90,520
COMMON STOCKS  0.3%
Energy  0.1%
South Bow (CAD)  69 1,836
1,836
Gaming  0.0%
New Cotai Participation, Class B (1)
(3)(4) — —
—
Hospital Supplies/Hospital
Management  0.1%
Bausch + Lomb (3)(6) 152 2,432
2,432
Metals & Mining  0.1%
Constellium (3) 76 862
862
Total Common Stocks (Cost
$5,599) 5,130
CONVERTIBLE BONDS  0.4%
Automotive  0.3%
Rivian Automotive, 4.625%,
3/15/29 (6) 4,635 4,481
4,481

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Information Technology  0.1%
Snap, 0.125%, 3/1/28  3,065 2,581
2,581
Total Convertible Bonds (Cost
$7,659) 7,062
CONVERTIBLE PREFERRED STOCKS  0.4%
Aerospace & Defense  0.2%
Boeing, 6.00%, 10/15/27 (6) 71 4,263
4,263
Financial  0.2%
Ares Management, Series B, 6.75%,
10/1/27  64 3,410
3,410
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (3)(4)(7) 8 —
—
Total Convertible Preferred Stocks
(Cost $6,863) 7,673
CORPORATE BONDS  89.1%
Aerospace & Defense  2.0%
TransDigm, 6.00%, 1/15/33 (1) 2,705 2,671
TransDigm, 6.375%, 3/1/29 (1) 3,075 3,110
TransDigm, 6.625%, 3/1/32 (1) 6,155 6,263
TransDigm, 6.75%, 8/15/28 (1) 4,455 4,538
TransDigm, 6.875%, 12/15/30 (1) 11,750 12,029
TransDigm, 7.125%, 12/1/31 (1) 4,799 4,949
33,560
Airlines  0.5%
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 11.5%
PIK) (1)(8) 2,100 2,130
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 12%
PIK) (1)(8) 400 406
United Airlines, 4.625%, 4/15/29 (1)
(6) 6,730 6,506
9,042
Automotive  2.4%
Adient Global Holdings, 8.25%,
4/15/31 (1)(6) 6,010 6,195
Belron U.K. Finance, 5.75%,
10/15/29 (1) 2,130 2,119
Benteler International, 10.50%,
5/15/28 (1)(6) 1,665 1,761
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (1) 3,379 3,838
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 875
Rivian Holdings, FRN, 6M TSFR +
6.053%, 10.502%, 10/15/26 (1) 14,155 14,226
Par/Shares $ Value
(Amounts in 000s)
‡
Tenneco, 8.00%, 11/17/28 (1)(6) 3,995 3,965
Velocity Vehicle Group, 8.00%,
6/1/29 (1) 1,805 1,882
Wand NewCo 3, 7.625%, 1/30/32 (1) 5,400 5,575
40,436
Banking  0.4%
Barclays, VR, 7.625% (9)(10) 6,855 6,872
6,872
Beverages  0.1%
Primo Water Holdings, 6.25%,
4/1/29 (1) 2,060 2,050
2,050
Broadcasting  3.7%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (1)(6) 3,540 3,133
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (1)(6) 6,425 5,975
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (1) 2,775 2,824
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (1)(6) 5,785 6,074
CMG Media, 8.875%, 6/18/29 (1) 8,345 6,947
Gray Media, 5.375%, 11/15/31 (1) 2,116 1,227
Lamar Media, 4.00%, 2/15/30  473 439
Lamar Media, 4.875%, 1/15/29  4,327 4,203
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 6,014 5,382
Outfront Media Capital, 7.375%,
2/15/31 (1) 1,200 1,258
Sirius XM Radio, 4.00%, 7/15/28 (1) 7,600 7,125
Stagwell Global, 5.625%, 8/15/29 (1)
(6) 9,340 9,013
Univision Communications, 7.375%,
6/30/30 (1)(6) 3,590 3,505
Univision Communications, 8.00%,
8/15/28 (1)(6) 2,227 2,255
Univision Communications, 8.50%,
7/31/31 (1) 4,025 4,000
63,360
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (1) 4,535 4,580
Howard Hughes, 4.125%, 2/1/29 (1) 4,450 4,072
Howard Hughes, 4.375%, 2/1/31 (1) 2,385 2,123
Howard Hughes, 5.375%, 8/1/28 (1) 3,670 3,569
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP) (1) 1,135 1,393
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP)  1,005 1,234
16,971
Building Products  1.9%
Advanced Drainage Systems,
6.375%, 6/15/30 (1) 3,865 3,909
Beacon Roofing Supply, 6.50%,
8/1/30 (1)(6) 1,080 1,110
Builders FirstSource, 6.375%,
6/15/32 (1)(6) 1,621 1,645

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Builders FirstSource, 6.375%,
3/1/34 (1)(6) 2,640 2,673
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (1)(6) 4,390 4,478
New Enterprise Stone & Lime,
5.25%, 7/15/28 (1) 3,890 3,802
Quikrete Holdings, 6.375%,
3/1/32 (1)(6) 8,500 8,596
Quikrete Holdings, 6.75%, 3/1/33 (1)
(6) 6,245 6,315
32,528
Cable Operators  5.9%
Altice France Holding, 6.00%,
2/15/28 (1) 2,641 815
Altice France Holding, 10.50%,
5/15/27 (1) 1,010 312
C&W Senior Finance, 9.00%,
1/15/33 (1) 2,780 2,811
CCO Holdings, 4.50%, 6/1/33 (1) 12,655 10,915
CCO Holdings, 4.75%, 2/1/32 (1)(6) 3,180 2,854
CCO Holdings, 6.375%, 9/1/29 (1) 6,893 6,919
CCO Holdings, 7.375%, 3/1/31 (1) 10,315 10,599
Charter Communications Operating,
6.484%, 10/23/45  9,300 9,007
CSC Holdings, 6.50%, 2/1/29 (1) 3,810 3,181
CSC Holdings, 7.50%, 4/1/28 (1) 4,930 3,648
CSC Holdings, 11.25%, 5/15/28 (1) 2,450 2,386
CSC Holdings, 11.75%, 1/31/29 (1) 6,270 6,121
Directv Financing, 5.875%,
8/15/27 (1) 740 729
Directv Financing, 10.00%,
2/15/31 (1) 2,550 2,502
DISH DBS, 5.25%, 12/1/26 (1) 5,395 5,044
DISH DBS, 5.75%, 12/1/28 (1) 5,597 4,939
DISH DBS, 7.75%, 7/1/26  4,630 4,115
EchoStar, 10.75%, 11/30/29  6,200 6,650
GCI, 4.75%, 10/15/28 (1) 1,101 1,041
LCPR Senior Secured Financing,
6.75%, 10/15/27 (1) 244 207
Midcontinent Communications,
8.00%, 8/15/32 (1)(6) 3,575 3,655
Sable International Finance, 7.125%,
10/15/32 (1) 5,400 5,299
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (1) 8,055 7,045
100,794
Chemicals  3.3%
Avient, 6.25%, 11/1/31 (1) 1,800 1,804
Avient, 7.125%, 8/1/30 (1) 6,358 6,549
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (1) 1,925 2,000
Celanese U.S. Holdings, 6.80%,
11/15/30  1,600 1,687
Celanese U.S. Holdings, 6.95%,
11/15/33 (6) 10,405 11,128
CVR Partners, 6.125%, 6/15/28 (1) 8,064 7,903
GPD, 10.125%, 4/1/26 (1) 2,770 2,548
Methanex, 5.25%, 12/15/29 (6) 1,625 1,588
Par/Shares $ Value
(Amounts in 000s)
‡
Methanex, 5.65%, 12/1/44  1,345 1,170
Methanex U.S. Operations, 6.25%,
3/15/32 (1)(6) 2,055 2,055
Vibrantz Technologies, 9.00%,
2/15/30 (1)(6) 4,695 4,226
Windsor Holdings III, 8.50%,
6/15/30 (1) 6,420 6,773
WR Grace Holdings, 5.625%,
8/15/29 (1) 3,765 3,440
WR Grace Holdings, 7.375%,
3/1/31 (1) 3,326 3,393
56,264
Consumer Products  0.1%
Kontoor Brands, 4.125%,
11/15/29 (1) 2,235 2,062
2,062
Container  0.8%
Ball, 6.875%, 3/15/28  3,370 3,454
Clydesdale Acquisition Holdings,
8.75%, 4/15/30 (1)(6) 2,690 2,724
Sealed Air, 5.00%, 4/15/29 (1) 1,575 1,536
Sealed Air, 6.125%, 2/1/28 (1)(6) 1,785 1,801
Sealed Air, 6.875%, 7/15/33 (1) 239 253
Sealed Air, 7.25%, 2/15/31 (1)(6) 2,200 2,293
Trident TPI Holdings, 12.75%,
12/31/28 (1) 1,650 1,803
13,864
Energy  12.4%
Aethon United BR, 7.50%,
10/1/29 (1) 4,178 4,309
AmeriGas Partners, 9.375%,
6/1/28 (1) 2,537 2,556
Antero Resources, 7.625%,
2/1/29 (1)(6) 795 815
Civitas Resources, 8.375%,
7/1/28 (1) 1,670 1,737
Civitas Resources, 8.625%,
11/1/30 (1)(6) 1,840 1,932
Civitas Resources, 8.75%, 7/1/31 (1) 2,465 2,573
Comstock Resources, 5.875%,
1/15/30 (1) 3,490 3,315
Comstock Resources, 6.75%,
3/1/29 (1) 6,070 5,964
Crescent Energy Finance, 7.375%,
1/15/33 (1) 8,998 8,841
Crescent Energy Finance, 7.625%,
4/1/32 (1) 6,425 6,425
Crescent Energy Finance, 9.25%,
2/15/28 (1) 6,670 6,970
DCP Midstream Operating, 6.75%,
9/15/37 (1) 3,955 4,275
Diamond Foreign Asset, 8.50%,
10/1/30 (1)(6) 3,230 3,343
Ferrellgas, 5.875%, 4/1/29 (1) 4,115 3,822
Gulfport Energy Operating, 6.75%,
9/1/29 (1) 3,035 3,080
Hilcorp Energy I, 6.00%, 2/1/31 (1) 2,570 2,445
Hilcorp Energy I, 6.25%, 4/15/32 (1) 2,666 2,546

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Hilcorp Energy I, 6.875%, 5/15/34 (1) 5,435 5,252
Hilcorp Energy I, 7.25%, 2/15/35 (1) 7,895 7,737
Hilcorp Energy I, 8.375%, 11/1/33 (1) 5,350 5,591
Kinetik Holdings, 5.875%, 6/15/30 (1) 8,620 8,577
Magnolia Oil & Gas Operating,
6.875%, 12/1/32 (1) 3,600 3,627
Matador Resources, 6.50%,
4/15/32 (1) 2,390 2,390
NGL Energy Operating, 8.125%,
2/15/29 (1)(6) 1,945 1,979
NGL Energy Operating, 8.375%,
2/15/32 (1) 5,760 5,854
Permian Resources Operating,
6.25%, 2/1/33 (1) 3,120 3,136
Permian Resources Operating,
7.00%, 1/15/32 (1) 3,165 3,248
Permian Resources Operating,
9.875%, 7/15/31 (1) 2,048 2,255
Prairie Acquiror, 9.00%, 8/1/29 (1) 1,870 1,933
Range Resources, 4.75%,
2/15/30 (1)(6) 1,755 1,672
Range Resources, 8.25%, 1/15/29  1,520 1,562
Seadrill Finance, 8.375%, 8/1/30 (1) 5,317 5,437
Solaris Midstream Holdings, 7.625%,
4/1/26 (1) 2,080 2,080
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (1)(10) 4,665 4,805
South Bow Canadian Infrastructure
Holdings, VR, 7.625%, 3/1/55 (1)(10) 430 441
Sunoco, 7.00%, 5/1/29 (1) 3,620 3,742
Sunoco, 7.25%, 5/1/32 (1) 5,943 6,188
Tallgrass Energy Partners, 6.00%,
12/31/30 (1) 4,320 4,190
Tallgrass Energy Partners, 6.00%,
9/1/31 (1) 4,175 4,018
Tallgrass Energy Partners, 7.375%,
2/15/29 (1) 3,530 3,596
Transocean, 6.80%, 3/15/38  4,550 3,549
Transocean, 8.25%, 5/15/29 (1) 1,460 1,440
Transocean, 8.50%, 5/15/31 (1)(6) 3,460 3,425
Transocean, 8.75%, 2/15/30 (1) 4,287 4,459
Transocean Aquila, 8.00%,
9/30/28 (1) 1,570 1,598
Valaris, 8.375%, 4/30/30 (1) 2,475 2,509
Venture Global Calcasieu Pass,
6.25%, 1/15/30 (1) 2,555 2,606
Venture Global LNG, 8.125%,
6/1/28 (1) 4,295 4,472
Venture Global LNG, 8.375%,
6/1/31 (1) 10,640 11,079
Venture Global LNG, 9.50%,
2/1/29 (1) 4,040 4,459
Venture Global LNG, VR, 9.00% (1)
(9)(10) 14,480 14,733
Vermilion Energy, 6.875%, 5/1/30 (1)
(6) 3,645 3,599
212,186
Par/Shares $ Value
(Amounts in 000s)
‡
Entertainment & Leisure  4.3%
Carnival, 6.00%, 5/1/29 (1) 300 301
Carnival, 6.125%, 2/15/33 (1) 3,350 3,371
Carnival, 7.00%, 8/15/29 (1) 2,240 2,352
Churchill Downs, 5.75%, 4/1/30 (1) 4,960 4,879
Cinemark USA, 5.25%, 7/15/28 (1)(6) 3,530 3,455
Cinemark USA, 7.00%, 8/1/32 (1)(6) 5,300 5,406
Inter Media & Communication,
6.75%, 2/9/27 (EUR)  2,401 2,526
Merlin Entertainments Group U.S.
Holdings, 7.375%, 2/15/31 (1) 4,800 4,722
Motion Finco, 7.375%, 6/15/30
(EUR) (1) 1,615 1,740
Motion Finco, 8.375%, 2/15/32 (1) 3,845 3,931
NCL, 6.75%, 2/1/32 (1) 3,630 3,703
NCL, 7.75%, 2/15/29 (1)(6) 5,140 5,448
NCL, 8.125%, 1/15/29 (1) 1,514 1,605
NCL Finance, 6.125%, 3/15/28 (1)(6) 1,390 1,400
Royal Caribbean Cruises, 5.625%,
9/30/31 (1) 2,590 2,577
Royal Caribbean Cruises, 6.00%,
2/1/33 (1) 5,325 5,372
Royal Caribbean Cruises, 6.25%,
3/15/32 (1) 2,330 2,374
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (1)(6) 6,445 6,236
Six Flags Entertainment, 5.25%,
7/15/29 (6) 3,706 3,595
Six Flags Entertainment, 6.625%,
5/1/32 (1) 2,500 2,553
Six Flags Entertainment, 7.25%,
5/15/31 (1)(6) 6,745 6,947
74,493
Financial  11.4%
Acrisure, 7.50%, 11/6/30 (1) 5,970 6,142
Acrisure, 8.25%, 2/1/29 (1) 3,530 3,658
Acrisure, 8.50%, 6/15/29 (1) 4,305 4,504
Alliant Holdings Intermediate,
5.875%, 11/1/29 (1)(6) 2,170 2,105
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 7,750 7,731
Alliant Holdings Intermediate, 7.00%,
1/15/31 (1) 10,348 10,529
Alliant Holdings Intermediate,
7.375%, 10/1/32 (1) 4,455 4,539
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (1)(6) 3,950 3,678
Blackstone Mortgage Trust, 7.75%,
12/1/29 (1) 1,060 1,105
Cobra AcquisitionCo, 6.375%,
11/1/29 (1)(6) 3,620 3,177
Cobra AcquisitionCo, 12.25%,
11/1/29 (1) 1,960 2,029
Focus Financial Partners, 6.75%,
9/15/31 (1) 2,628 2,651
HUB International, 5.625%,
12/1/29 (1) 5,525 5,387

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HUB International, 7.25%,
6/15/30 (1) 13,100 13,526
HUB International, 7.375%,
1/31/32 (1) 6,290 6,431
Jane Street Group, 6.125%,
11/1/32 (1) 7,715 7,744
Jane Street Group, 7.125%,
4/30/31 (1) 5,886 6,107
Jerrold Finco, 5.25%, 1/15/27 (GBP)  1,445 1,798
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 4,725 5,008
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (1)
(6) 2,125 2,295
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (1) 3,145 2,948
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1) 8,955 8,843
Navient, 5.00%, 3/15/27  1,745 1,717
Navient, 5.50%, 3/15/29 (6) 4,350 4,187
Navient, 5.625%, 8/1/33 (6) 8,937 7,976
Navient, 9.375%, 7/25/30  7,725 8,362
Navient, 11.50%, 3/15/31  4,035 4,560
OneMain Finance, 7.125%,
11/15/31 (6) 2,650 2,726
OneMain Finance, 7.50%,
5/15/31 (6) 2,470 2,575
OneMain Finance, 9.00%, 1/15/29  9,635 10,177
Panther Escrow Issuer, 7.125%,
6/1/31 (1) 8,595 8,842
PennyMac Financial Services,
6.875%, 2/15/33 (1) 4,250 4,234
PennyMac Financial Services,
7.125%, 11/15/30 (1) 4,345 4,426
PennyMac Financial Services,
7.875%, 12/15/29 (1) 3,852 4,030
PROG Holdings, 6.00%, 11/15/29 (1) 5,335 5,075
Rocket Mortgage, 4.00%,
10/15/33 (1)(6) 2,450 2,123
Ryan Specialty, 4.375%, 2/1/30 (1) 1,485 1,400
Ryan Specialty, 5.875%, 8/1/32 (1) 1,660 1,650
United Wholesale Mortgage, 5.50%,
4/15/29 (1) 2,095 2,032
USI, 7.50%, 1/15/32 (1) 3,060 3,190
UWM Holdings, 6.625%, 2/1/30 (1) 3,590 3,617
194,834
Food  1.0%
B&G Foods, 8.00%, 9/15/28 (1) 1,610 1,642
BellRing Brands, 7.00%, 3/15/30 (1) 3,825 3,959
Chobani, 7.625%, 7/1/29 (1)(6) 3,350 3,497
Chobani Holdco II, 8.75%, 10/1/29,
(8.75% Cash or 9.5% PIK) (1)(8) 1,990 2,181
Darling Ingredients, 6.00%,
6/15/30 (1)(6) 4,180 4,180
Post Holdings, 6.25%, 2/15/32 (1) 2,075 2,091
17,550
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 2,715 2,657
Par/Shares $ Value
(Amounts in 000s)
‡
Graphic Packaging International,
3.75%, 2/1/30 (1) 2,395 2,198
4,855
Gaming  2.7%
Caesars Entertainment, 6.50%,
2/15/32 (1) 2,345 2,369
Caesars Entertainment, 7.00%,
2/15/30 (1) 3,270 3,376
Churchill Downs, 6.75%, 5/1/31 (1)
(6) 4,405 4,477
Cirsa Finance International, 6.50%,
3/15/29 (EUR) (1) 775 844
Cirsa Finance International,
10.375%, 11/30/27 (EUR) (1) 545 596
Great Canadian Gaming, 8.75%,
11/15/29 (1) 2,445 2,573
Light & Wonder International, 7.00%,
5/15/28 (1) 2,820 2,820
Light & Wonder International, 7.25%,
11/15/29 (1) 9,290 9,557
Light & Wonder International, 7.50%,
9/1/31 (1) 1,595 1,659
Lottomatica Group, 7.125%, 6/1/28
(EUR) (1) 780 843
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (1) 3,700 3,526
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,927
Midwest Gaming Borrower, 4.875%,
5/1/29 (1) 3,215 3,070
Ontario Gaming GTA, 8.00%,
8/1/30 (1)(6) 1,720 1,778
Playtika Holding, 4.25%, 3/15/29 (1) 2,985 2,702
Scientific Games Holdings, 6.625%,
3/1/30 (1)(6) 3,605 3,546
45,663
Health Care  8.4%
1375209 BC, 9.00%, 1/30/28 (1)(6) 3,600 3,604
AthenaHealth Group, 6.50%,
2/15/30 (1)(6) 7,950 7,692
Bausch + Lomb, 8.375%, 10/1/28 (1) 5,910 6,154
CHS, 5.25%, 5/15/30 (1) 2,180 1,848
CHS, 6.00%, 1/15/29 (1) 3,015 2,721
CHS, 6.125%, 4/1/30 (1)(6) 2,835 1,864
CHS, 8.00%, 12/15/27 (1) 3,834 3,800
CHS, 10.875%, 1/15/32 (1) 6,135 6,273
Concentra Escrow Issuer, 6.875%,
7/15/32 (1) 1,735 1,796
DaVita, 6.875%, 9/1/32 (1)(6) 5,280 5,346
IQVIA, 6.50%, 5/15/30 (1)(6) 1,700 1,734
LifePoint Health, 5.375%, 1/15/29 (1)
(6) 3,466 3,093
LifePoint Health, 9.875%, 8/15/30 (1) 557 595
LifePoint Health, 10.00%, 6/1/32 (1)
(6) 6,619 6,470
LifePoint Health, 11.00%,
10/15/30 (1) 11,170 12,315

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Medline Borrower, 5.25%, 10/1/29 (1)
(6) 11,285 10,918
Medline Borrower, 6.25%, 4/1/29 (1) 10,755 10,889
Molina Healthcare, 3.875%,
5/15/32 (1) 2,030 1,779
Molina Healthcare, 4.375%,
6/15/28 (1)(6) 3,455 3,300
Molina Healthcare, 6.25%,
1/15/33 (1)(6) 1,790 1,763
MPT Operating Partnership, 5.00%,
10/15/27 (6) 1,910 1,712
MPT Operating Partnership, 8.50%,
2/15/32 (1) 2,890 2,955
Organon, 5.125%, 4/30/31 (1)(6) 3,850 3,494
Star Parent, 9.00%, 10/1/30 (1)(6) 3,407 3,552
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,324
Tenet Healthcare, 6.125%,
10/1/28 (6) 9,635 9,611
Tenet Healthcare, 6.125%, 6/15/30  6,495 6,503
Tenet Healthcare, 6.75%, 5/15/31  2,580 2,625
Tenet Healthcare, 6.875%,
11/15/31 (6) 1,225 1,257
Teva Pharmaceutical Finance,
6.15%, 2/1/36 (6) 2,082 2,098
Teva Pharmaceutical Finance
Netherlands III, 4.10%, 10/1/46  2,740 2,021
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  4,255 4,372
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,630
Teva Pharmaceutical Finance
Netherlands III, 8.125%, 9/15/31  3,085 3,455
144,563
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%,
9/30/32 (6) 1,650 1,641
1,641
Information Technology  5.6%
Capstone Borrower, 8.00%,
6/15/30 (1) 4,970 5,194
Carvana, 13.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (1)(8) 1,763 1,868
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (1)(8) 7,622 8,651
Cloud Software Group, 6.50%,
3/31/29 (1) 135 132
Cloud Software Group, 8.25%,
6/30/32 (1) 4,295 4,445
Cloud Software Group, 9.00%,
9/30/29 (1) 22,640 23,121
Dye & Durham, 8.625%, 4/15/29 (1) 6,079 6,353
Entegris, 5.95%, 6/15/30 (1) 8,390 8,380
Gen Digital, 7.125%, 9/30/30 (1)(6) 4,975 5,112
Match Group Holdings II, 3.625%,
10/1/31 (1) 3,185 2,747
Match Group Holdings II, 4.125%,
8/1/30 (1) 5,845 5,290
Par/Shares $ Value
(Amounts in 000s)
‡
Match Group Holdings II, 4.625%,
6/1/28 (1) 1,935 1,858
Match Group Holdings II, 5.625%,
2/15/29 (1) 995 978
McAfee, 7.375%, 2/15/30 (1)(6) 10,185 9,930
ROBLOX, 3.875%, 5/1/30 (1) 2,815 2,583
Snap, 6.875%, 3/1/33 (1) 2,480 2,511
SS&C Technologies, 6.50%,
6/1/32 (1) 2,325 2,377
Twilio, 3.625%, 3/15/29  1,695 1,578
Twilio, 3.875%, 3/15/31 (6) 3,025 2,757
95,865
Lodging  1.1%
Hilton Domestic Operating, 4.00%,
5/1/31 (1) 3,995 3,655
Hilton Domestic Operating, 5.875%,
3/15/33 (1)(6) 2,410 2,407
Hilton Domestic Operating, 6.125%,
4/1/32 (1) 1,905 1,934
Park Intermediate Holdings, 4.875%,
5/15/29 (1) 2,415 2,303
Park Intermediate Holdings, 5.875%,
10/1/28 (1) 1,900 1,881
Park Intermediate Holdings, 7.00%,
2/1/30 (1) 1,285 1,319
RHP Hotel Properties, 4.50%,
2/15/29 (1) 3,875 3,701
RHP Hotel Properties, 7.25%,
7/15/28 (1) 475 490
XHR, 6.625%, 5/15/30 (1)(6) 1,145 1,159
18,849
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (1) 1,280 1,310
Hillenbrand, 3.75%, 3/1/31 (6) 2,270 2,020
Madison IAQ, 4.125%, 6/30/28 (1) 4,840 4,616
Madison IAQ, 5.875%, 6/30/29 (1)(6) 2,775 2,668
Mueller Water Products, 4.00%,
6/15/29 (1) 4,885 4,580
Sensata Technologies, 4.00%,
4/15/29 (1) 4,685 4,353
Sensata Technologies, 5.875%,
9/1/30 (1)(6) 3,655 3,612
Stevens Holding, 6.125%, 10/1/26 (1) 1,670 1,645
24,804
Metals & Mining  1.7%
Arsenal AIC Parent, 8.00%,
10/1/30 (1) 5,185 5,405
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,270 3,646
ATI, 7.25%, 8/15/30 (6) 1,490 1,542
Carpenter Technology, 7.625%,
3/15/30  767 790
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 2,820 2,827
Constellium, 6.375%, 8/15/32 (1)(6) 1,765 1,763
ERO Copper, 6.50%, 2/15/30 (1)(6) 1,273 1,249
Hecla Mining, 7.25%, 2/15/28  7,414 7,470
Hudbay Minerals, 6.125%, 4/1/29 (1) 3,455 3,442

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Novelis, 4.75%, 1/30/30 (1) 1,880 1,772
29,906
Other Telecommunications  1.9%
Frontier Communications Holdings,
6.00%, 1/15/30 (1) 4,830 4,848
Frontier Communications Holdings,
8.75%, 5/15/30 (1) 3,350 3,547
Iliad Holding, 8.50%, 4/15/31 (1) 795 846
Level 3 Financing, 4.00%, 4/15/31 (1)
(6) 5,675 4,405
Level 3 Financing, 10.00%,
10/15/32 (1) 4,406 4,406
Level 3 Financing, 10.75%,
12/15/30 (1) 3,973 4,449
Level 3 Financing, 11.00%,
11/15/29 (1) 7,011 7,931
Zayo Group Holdings, 4.00%,
3/1/27 (1)(6) 1,890 1,784
32,216
Real Estate Investment Trust
Securities  1.2%
Necessity Retail REIT, 4.50%,
9/30/28 (1) 6,090 5,793
Service Properties Trust, 8.625%,
11/15/31 (1) 8,190 8,773
Service Properties Trust, 8.875%,
6/15/32 (6) 5,620 5,571
20,137
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  3,890 3,696
Yum! Brands, 6.875%, 11/15/37 (6) 4,325 4,649
8,345
Retail  1.7%
Bath & Body Works, 6.625%,
10/1/30 (1)(6) 7,580 7,722
Bath & Body Works, 6.694%,
1/15/27 (6) 350 357
Bath & Body Works, 7.50%,
6/15/29 (6) 2,115 2,168
CVS Health, VR, 6.75%,
12/10/54 (10) 10,350 10,378
CVS Health, VR, 7.00%, 3/10/55 (10) 2,870 2,921
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (3)(4) 1,050 —
Victra Holdings, 8.75%, 9/15/29 (1)
(6) 2,535 2,693
Wayfair, 7.25%, 10/31/29 (1)(6) 2,390 2,423
28,662
Satellites  0.4%
Connect Finco, 9.00%, 9/15/29 (1) 3,620 3,312
Hughes Satellite Systems, 6.625%,
8/1/26 (6) 1,363 1,097
Intelsat Jackson Holdings, 6.50%,
3/15/30 (1)(6) 2,755 2,571
6,980
Services  5.7%
Albion Financing 1, 6.125%,
10/15/26 (1) 3,725 3,723
Par/Shares $ Value
(Amounts in 000s)
‡
Albion Financing 2, 8.75%,
4/15/27 (1) 1,845 1,877
Allied Universal Holdco, 7.875%,
2/15/31 (1) 2,527 2,606
Allied Universal Holdco, 9.75%,
7/15/27 (1)(6) 9,130 9,187
Avis Budget Car Rental, 8.00%,
2/15/31 (1)(6) 6,085 6,191
Avis Budget Car Rental, 8.25%,
1/15/30 (1)(6) 2,580 2,625
Boost Newco Borrower, 7.50%,
1/15/31 (1) 10,011 10,462
eG Global Finance, 12.00%,
11/30/28 (1) 4,900 5,495
Fortress Intermediate 3, 7.50%,
6/1/31 (1) 2,990 3,087
GFL Environmental, 6.75%,
1/15/31 (1) 2,525 2,617
Loxam, 6.375%, 5/31/29 (EUR) (1) 1,020 1,114
Ritchie Bros Holdings, 6.75%,
3/15/28 (1) 1,730 1,771
Ritchie Bros Holdings, 7.75%,
3/15/31 (1) 2,345 2,468
Sabre GLBL, 10.75%, 11/15/29 (1)(6) 6,305 6,723
Staples, 10.75%, 9/1/29 (1) 1,910 1,824
TK Elevator Holdco, 6.625%, 7/15/28
(EUR)  3,632 3,813
TK Elevator U.S. Newco, 5.25%,
7/15/27 (1) 4,980 4,918
UKG, 6.875%, 2/1/31 (1) 16,695 17,133
United Rentals North America,
3.75%, 1/15/32  1,630 1,453
United Rentals North America,
3.875%, 2/15/31 (6) 3,405 3,107
United Rentals North America,
6.125%, 3/15/34 (1) 1,730 1,749
Williams Scotsman, 6.625%,
6/15/29 (1) 1,670 1,697
Williams Scotsman, 7.375%,
10/1/31 (1) 2,172 2,256
97,896
Supermarkets  0.2%
Iceland Bondco, 10.875%, 12/15/27
(GBP) (1) 545 734
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 8.056%, 12/15/27 (EUR) (1) 555 579
Performance Food Group, 6.125%,
9/15/32 (1) 2,795 2,795
4,108
Transportation  0.3%
Genesee & Wyoming, 6.25%,
4/15/32 (1) 2,865 2,883
Watco, 7.125%, 8/1/32 (1) 3,060 3,148
6,031
Utilities  4.2%
Alpha Generation, 6.75%,
10/15/32 (1) 3,015 3,053
California Buyer, 6.375%, 2/15/32 (1) 3,440 3,414

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HA Sustainable Infrastructure
Capital, 6.375%, 7/1/34 (1) 2,875 2,879
HAT Holdings I, 8.00%, 6/15/27 (1) 3,436 3,573
NRG Energy, 6.25%, 11/1/34 (1) 3,550 3,559
NRG Energy, VR, 10.25% (1)(9)(10) 3,175 3,532
PG&E, VR, 7.375%, 3/15/55 (6)(10) 3,053 3,019
Talen Energy Supply, 8.625%,
6/1/30 (1) 11,514 12,291
TerraForm Power Operating, 5.00%,
1/31/28 (1) 5,091 4,919
TransAlta, 7.75%, 11/15/29  1,215 1,264
Vistra, VR, 7.00% (1)(9)(10) 1,797 1,819
Vistra, VR, 8.00% (1)(9)(10) 10,575 10,866
Vistra, Series C, VR, 8.875% (1)(9)
(10) 8,175 8,737
Vistra Operations, 7.75%,
10/15/31 (1) 8,370 8,830
71,755
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%,
4/15/55 (10) 3,400 3,413
Rogers Communications, VR,
7.125%, 4/15/55 (10) 5,085 5,097
8,510
Total Corporate Bonds (Cost
$1,520,791) 1,527,652
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 12,590 7,916
Total Municipal Securities (Cost
$6,853) 7,916
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $10,136 (3)(4)(7) 10 10,210
Total Preferred Stocks (Cost
$10,136) 10,210
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  2.1%
Money Market Funds  2.1%
T. Rowe Price Government Reserve
Fund, 4.41% (12)(13) 36,264 36,264
Total Short-Term Investments
(Cost $36,264) 36,264
SECURITIES LENDING COLLATERAL  12.7%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 12.7%
Money Market Funds 12.7%
T. Rowe Price Government Reserve
Fund, 4.41% (12)(13) 217,499 217,499
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 217,499
Total Securities Lending Collateral
(Cost $217,499) 217,499
Total Investments in
Securities 111.5%
(Cost $1,904,901) $ 1,912,145
Other Assets Less Liabilities
(11.5)% (197,978)
Net Assets 100.0% $ 1,714,167
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,309,803 and represents 76.4% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.

T. ROWE PRICE Institutional High Yield Fund

.
(5) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) All or a portion of this security is on loan at February 28, 2025.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end am ounts to $10,210 and represents 0.6% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 4/25/25 USD 4,994 GBP 4,081 $ (138)
Standard Chartered 5/23/25 USD 16,789 EUR 15,963 156
State Street 4/25/25 CAD 153 USD 106 (1)
State Street 4/25/25 USD 250 CAD 360 1
Toronto-Dominion Bank 4/25/25 USD 1,684 CAD 2,412 12
Net unrealized gain (loss) on open forward
currency exchange contracts $ 30

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.41% $ — $ — $ 1,251++
Totals $ —# $ — $ 1,251+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government Reserve Fund, 4.41% $ 44,665  ¤  ¤ $ 253,763
Total $ 253,763^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,251 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $253,763.

T. Rowe Price Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close

T. Rowe Price Institutional High Yield Fund

of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional High Yield Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E137-054Q3 02/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 17,197 $ — $ 17,197
Bank Loans — 88,093 2,427 90,520
Common Stocks 3,294 1,836 — 5,130
Convertible Preferred Stocks 7,673 — — 7,673
Corporate Bonds — 1,527,652 — 1,527,652
Preferred Stocks — — 10,210 10,210
Short-Term Investments 36,264 — — 36,264
Securities Lending Collateral 217,499 — — 217,499
Total Securities 264,730 1,634,778 12,637 1,912,145
Forward Currency Exchange Contracts — 169 — 169
Total $ 264,730 $ 1,634,947 $ 12,637 $ 1,912,314
Liabilities
Forward Currency Exchange Contracts $ — $ 139 $ — $ 139
1
Includes Asset-Backed Securities, Convertible Bonds and Municipal Securities.